Notes Payable - Schedule of Annual Repayment Requirements for Credit Facility (Detail) (2014 Credit Facility [Member], USD $) In Thousands, unless otherwise specified	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
Line of Credit Facility [Line Items]
Credit Facility, Principal	$ 15,000	$ 15,000
Credit Facility, Interest and Final Payment	2,817	3,126
Credit Facility, Total	17,817	18,126
2015 [Member]
Line of Credit Facility [Line Items]
Credit Facility, Principal	1,500	1,500
Credit Facility, Interest and Final Payment	935	1,244
Credit Facility, Total	2,435	2,744
2016 [Member]
Line of Credit Facility [Line Items]
Credit Facility, Principal	6,000	6,000
Credit Facility, Interest and Final Payment	902	902
Credit Facility, Total	6,902	6,902
2017 [Member]
Line of Credit Facility [Line Items]
Credit Facility, Principal	6,000	6,000
Credit Facility, Interest and Final Payment	397	397
Credit Facility, Total	6,397	6,397
2018 [Member]
Line of Credit Facility [Line Items]
Credit Facility, Principal	1,500	1,500
Credit Facility, Interest and Final Payment	583	583
Credit Facility, Total	$ 2,083	$ 2,083